ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2012	2011
Voyage expenses	117	2,315
Ship operating expenses	1,090	1,329
Administrative expenses	981	295
Interest expense	313	575
	2,501	4,514